ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Finance Lease and revenue recognition
Financing lease and revenue recognition
The long-term charter agreement between the Company and Chevron transfers to Chevron all the risks and rewards associated with ownership, other than legal title, and contains a bargain purchase option. As such, it is classified as a direct financing lease.

Accordingly, the present value of the minimum payments under the charter agreement is recorded as the gross investment in the finance lease. The difference between the gross investment in the finance lease and the cost of the Vessel is recorded as unearned income which is amortized to income over the life of the charter agreement to produce a constant periodic rate of return on the net investment in the finance lease.

Interest payable recognition	Interest payable recognition Interest payable on the Term loans is accrued on a daily basis.
Deferred charges
Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
Taxation
The Company is exempt from United States Federal, State and Local income taxes on its interest income and has been granted exemptions from the statutory 18% tax on profits required to be assessed against Isle of Man companies.

Reporting and functional currency	Reporting and functional currency The reporting currency is United States dollars. The functional currency is United States dollars.
Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other Comprehensive Income	Other comprehensive income The Company has no other comprehensive income.